Annual Total Returns (Vanguard Materials Index Fund - ETF Shares ETF) (Vanguard Materials Index Fund, Vanguard Materials Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Annual Total Return
2013	24.92%
2012	17.26%
2011	(9.45%)
2010	24.33%
2009	51.63%
2008	(46.55%)
2007	26.42%
2006	19.50%
2005	3.71%